GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of total revenues and real estate property
The following present total revenues for the years ended December 31, 2020, 2019 and 2018 and real estate property as of December, 31, 2020, 2019 and 2018:

	2020		2019		2018
	Total revenues	Real estate property, net	Total revenues	Real estate property, net	Total revenues	Real estate property, net

Switzerland	$12,499	$175,956	$11,975	$162,422	$12,322	$162,706
Germany (*)	1,380	-	3,180	-	3,261	30,736
United States	995	16,098	989	18,687	1,025	18,907

	$14,874	$192,054	$16,144	$181,109	$16,608	$212,349

*)	For details regarding the portfolio sale agreement , see Note 1b(1).